Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Statement of Financial Position [Abstract]
Other payables (related parties) (in Dollars)	$ 7,989	$ 4,841
Preferred A Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001
Preferred A Stock, shares authorized	12,500,000	12,500,000	[1]	12,500,000
Preferred A Stock, shares outstanding	10,463,363	10,463,363	[1]	7,576,999
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	[1]	$ 0.0001
Common stock, shares authorized	3,254,475,740	500,000,000	[1]	500,000,000
Common stock, shares issued	495,454,546	495,454,546	[1]	437,735,093
Common stock, shares outstanding	495,454,546	495,454,546	[1]	437,735,093

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1